Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Summary of transaction charts of right of use assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	R$ 4,469,730
Additions	3,531,470	R$ 2,777,275
Transfers	59,745
Ending Balance	7,916,230	4,469,730
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,181,933	2,451,253
Additions	3,565,590	2,916,632
Contractual adjustments	263,887	64,909
Transfers	(107,963)	(250,393)
Currency translation adjustments	8,490	(468)
Ending Balance	8,911,937	5,181,933
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(713,618)	(647,271)
Additions	(339,486)	(166,342)
Transfers		99,995
Currency translation adjustments	(1,382)
Impairment	(966)
Ending Balance	(995,707)	(713,618)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	168,465
Ending Balance	264,998	168,465
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	247,430	230,615
Additions	124,014	7,073
Contractual adjustments	187	9,883
Transfers		327
Currency translation adjustments	9,197	(468)
Ending Balance	380,828	247,430
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(78,965)	(50,450)
Additions	(34,977)	(21,282)
Transfers		(7,233)
Currency translation adjustments	(1,888)
Impairment
Ending Balance	(115,830)	(78,965)
Machinery, equipment and facilities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,644
Ending Balance	27,027	7,644
Machinery, equipment and facilities [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	10,718	11,168
Additions	18,714	3,045
Contractual adjustments	10,397	(956)
Transfers		(2,539)
Currency translation adjustments	(707)
Ending Balance	39,122	10,718
Machinery, equipment and facilities [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(3,074)	(2,532)
Additions	(9,527)	(3,074)
Transfers		2,532
Currency translation adjustments	506
Impairment
Ending Balance	(12,095)	(3,074)
Freight cars and Locomotives [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	671,569
Ending Balance	572,585	671,569
Freight cars and Locomotives [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,038,641	1,286,671
Additions	864	1,004
Contractual adjustments	1,783	712
Transfers	(107,963)	(249,746)
Currency translation adjustments
Ending Balance	933,325	1,038,641
Freight cars and Locomotives [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(367,072)	(462,748)
Additions	(53,413)	(9,018)
Transfers	59,745	104,694
Currency translation adjustments
Impairment
Ending Balance	(360,740)	(367,072)
Software [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	59,337
Transfers
Ending Balance	69,835	59,337
Software [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	66,931	66,931
Additions	15,438
Contractual adjustments
Transfers
Currency translation adjustments
Ending Balance	82,369	66,931
Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(7,594)
Additions	(4,940)	(7,594)
Transfers
Currency translation adjustments
Impairment
Ending Balance	(12,534)	(7,594)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,802
Transfers
Ending Balance	896	7,802
Vehicles [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14,259	13,085
Additions		732
Contractual adjustments	(334)	442
Transfers
Currency translation adjustments
Ending Balance	13,925	14,259
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(6,457)
Additions	(6,572)	(6,459)
Transfers		2
Currency translation adjustments
Impairment
Ending Balance	(13,029)	(6,457)
Port and rail infrastructure [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,553,498
Transfers
Ending Balance	6,980,889	3,553,498
Port and rail infrastructure [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,803,954	842,783
Additions	3,406,560	2,904,778
Contractual adjustments	251,854	54,828
Transfers		1,565
Currency translation adjustments
Ending Balance	7,462,368	3,803,954
Port and rail infrastructure [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(250,456)	(131,541)
Additions	(230,057)	(118,915)
Transfers
Currency translation adjustments
Impairment	(966)
Ending Balance	R$ (481,479)	R$ (250,456)